N-2 - $ / shares	Mar. 14, 2023	Mar. 10, 2023
Cover [Abstract]
Entity Central Index Key	0000925683
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Financial Opportunities Fund
General Description of Registrant [Abstract]
Latest Share Price		$ 30.02
Latest Premium (Discount) to NAV [Percent]		2.70%
Latest NAV		$ 29.23